Goodwill (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill
Schedule of changes in carrying amount of goodwill

Amount
RMB
Balance at January 1, 2017	4,157,111
Increase in goodwill related to acquisition of COE Business	84,430
Balance at December 31, 2017 and 2018	4,241,541